Loss Before Tax - Summery of loss before tax is arrived at after charging/(crediting) (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit Loss Before Tax [Line Items]
Reversal for the impairment of trade receivables, net	$ (22)	$ (9)
Employee benefit expense:
Equity-settled share-based compensation expense	8,033	668
Profit Loss Before Tax Arrived After Charging And Crediting
Profit Loss Before Tax [Line Items]
Reversal for the impairment of trade receivables, net	(22)	(9)
IPO expenses		1,439
Employee benefit expense:
Wages and salaries	47,303	30,794
Pension scheme contributions (defined contribution schemes)	1,759	436
Equity-settled share-based compensation expense	$ 8,033	$ 668